GFS Shares | NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO
PRIME OBLIGATIONS PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	GFS Shares NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GFS Shares NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO
Management Fees		0.15%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Administration Fees		0.10%
Service Agent Fees		none
Other Operating Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.27%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.15%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2013. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE
The following Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GFS Shares NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO	15	75	140	331

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);
■	Obligations of foreign commercial banks;
■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;
■	Corporate bonds, notes, paper and other instruments;
■	Asset-backed securities, asset-backed commercial paper and structured notes;
■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;
■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;
■	Repurchase agreements relating to the above instruments; and
■	Municipal securities issued or guaranteed by state or local governmental bodies.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, some portion of the Portfolio’s total net assets may be uninvested. In such cases, a portion of the Portfolio’s assets may be held in cash in the Portfolio’s custody account.

Cash assets are not income-generating and therefore would impact the Portfolio’s current yield. During this time, the Portfolio may not achieve its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Portfolio’s investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Portfolio’s NAV. In some cases it is possible that the Portfolio may suffer a total loss on its investment in a structured security.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

GFS Shares of the Portfolio have been offered for less than one calendar year and, therefore, no performance information for GFS Shares is presented. The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance from year to year of Shares, another class of shares of the Portfolio that is offered in a separate prospectus.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.31% in the third quarter of 2007, and the lowest quarterly return was 0.01% in the fourth quarter of 2011.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns		Inception Date	1-Year	5-Year	Since Inception
GFS Shares NORTHERN INSTITUTIONAL PRIME OBLIGATIONS PORTFOLIO Shares	[1]	Aug. 21, 2003	0.08%	1.59%	2.10%
[1]	The returns in the bar chart and table above are for Shares, another class of shares of the Portfolio that is offered in a separate prospectus. GFS Shares would have substantially similar annual returns because the GFS Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

The 7-day yield for Shares of the Portfolio as of December 31, 2011: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.